Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition at a point of time - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Revenue Recognition At APoint Of Time Abstract
Revenue recognized at a point of time	$ 10,201	$ 12,351	$ 9,168
Revenue recognized over time	41	14
Total revenue	$ 10,242	$ 12,365	$ 9,168